TAXATION - Current income tax liabilities (Details) $ in Millions, Rp in Billions	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)	Nov. 03, 2016 IDR (Rp)
TAXATION
Total	Rp 1,609.0	$ 113	Rp 1,291.0	Rp 1,820.3
The company
TAXATION
Article 25 - Installment of corporate income tax	211.0
Article 29 - Corporate income tax	455.0		814.0
Subsidiaries
TAXATION
Article 25 - Installment of corporate income tax	24.0		3.0
Article 29 - Corporate income tax	Rp 919.0		Rp 474.0